SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and Development Costs - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Software developed for internal use
Research and development costs
Capitalized costs for the period	¥ 0